STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	May 10, 2025	Feb. 10, 2025	Jan. 03, 2025	Jul. 28, 2024	Apr. 27, 2024	Jan. 27, 2024	Sep. 01, 2023	Aug. 11, 2022	May 31, 2025	May 31, 2024	Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2023	Feb. 21, 2025	Feb. 20, 2025	Oct. 04, 2024	Oct. 03, 2024	Apr. 30, 2024	Mar. 22, 2024	Mar. 21, 2024	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Mar. 18, 2023	Jul. 08, 2022	Jul. 07, 2022	Apr. 14, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									15,534,000		15,534,000		15,534,000
Gross proceeds										$ 278,000	$ 278,000
Legal fees		$ 6,000
Stock option									2,691,294
Proceeds from issuance of common stock									$ 2,839,777	2,682,592	12,702,010		10,825,895
Payments of stock issuance costs									121,746	116,046	701,565		457,060
Share proceeds receivable									270,186		418,669	[1]
Convertble debt repaid									1,213,000
Accrued Interest									37,500
Issuance of preferred shares									1,250,500		562,000
Share based compensation									$ 80,355	83,323	$ 1,831,685		$ 1,793,599
Preferred stock, shares outstanding									0		0		0
Dividends, Preferred Stock, Stock				$ 5,188
Reedemable preferred stock dividend, shares				324
Reedemable preferred stock dividend				$ 389,189
Deemed dividends				$ 89,189
Series F preferred shares exchanged for debt											$ 400,000
Preferred stock, shares issued									0		0		0
Number of stock issuable									$ 2,691,294	2,682,593	$ 13,120,679		$ 10,825,895
Common stock, shares authorized									20,000,000,000		20,000,000,000		20,000,000,000
Shares issued for services													$ 44,460
Shares expired											253,324,212
Share based compensation payable											$ 0		1,521,000	$ 499,500
Incentive Compensation Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation											0		(479,000)
Share based compensation payable									$ 0	0	0		1,521,000
Twenty Twenty One Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of plan								the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000. On August 14, 2023 the Company further amended the plan increasing the maximum shares to 200,000,000.
Description of plan																												200,000,000
Incentives Compensation Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of plan							the Company as an addition to the afore-mentioned Incentive Stock Option Plan issued 114,217,035 shares to 48 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $593,929
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation payable											$ 0		$ 0
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares expired									3,322,058		6,438,934		21,275,000
Share based compensation payable											$ 331,685		$ 272,559
Stock option granted													114,217,035
Stock option granted, exercise price													$ 0.02
Share-Based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation payable											$ 69,350
Twenty Twenty One Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option employee plan forfeiture													21,275,000
Twenty Twenty One Plan [Member] | Options Held [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction											2,475,000
2023 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option													74,241
2023 Plan [Member] | Options Held [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensaction											3,963,404
Incentives Compensation Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option granted							114,217,035
Stock option granted, exercise price							$ 0.02
Fair value stock option amount							$ 593,929
Twenty Twenty Two Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option													198,357
Share based compensation													$ 272,599
Series C Convertible Redeemable Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees		$ 6,000
Cumulative dividend payable percentage											12.00%
Conversion preferred stock, description											The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (90%) of the lowest traded price for the Company’s common stock during the fifteen (10) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock dividend, description											Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of twelve percent (12%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full.
Preferred stock redemption, description											On the one hundred eightieth day following the issue date of this Preferred Stock the Company shall have the obligation to redeem all outstanding Series Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents (“Redemption Date”). Prior to the Redemption Date, the Company at its discretion and on three (3) Trading Days’ written notice, may redeem all outstanding Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents.
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											20,000,000
Preferred stock, par value											$ 0.001
Series B Convertible Redeemable Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees					$ 10,000
Temporary equity, shares outstanding											0
Preferred stock dividend rate percentage					8.00%
Cumulative dividend payable percentage											8.00%
Conversion preferred stock, description											The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (85%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date.
Preferred stock dividend, description											Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of eight percent (8%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full.
Preferred stock dividend				$ 4.32
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									4,350,000		4,350,000		4,350,000
Preferred stock, par value									$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares outstanding									3,350,000		3,350,000		3,350,000
Preferred stock, shares issued									3,350,000		3,350,000		3,350,000
Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									100,000		100,000		100,000
Preferred stock, par value									$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares outstanding									0		0		0
Preferred stock, shares issued									0		0		0
Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									10,000		10,000		10,000
Preferred stock, par value									$ 1.00		$ 1.00		$ 1.00
Preferred stock, shares outstanding									2,513		2,513		2,533
Preferred stock, shares issued									2,513		2,513		2,533
Unissued Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option													46	46
Number of stock issuable													$ 99,086	$ 99,086
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period value conversion of units											$ 1,200
Preferred Stock [Member] | Series C Convertible Redeemable Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized		1,000									1,000
Debt exchanged for common stock, shares	9.19	306
Gross proceeds		$ 306,000
Net proceeds		278,580
Broker fees		$ 21,420
Preferred stock redemption price per share		$ 1,200
Temporary equity, shares outstanding									315		306
Preferred stock redemption value	$ 12,073								$ 414,157		$ 402,084
Preferred stock dividend rate percentage	12.00%
Preferred stock, par value											$ 0.001
Preferred stock, shares outstanding													306
Preferred Stock [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					5,000						5,000
Debt exchanged for common stock, shares					300
Gross proceeds					$ 300,000
Net proceeds					278,000
Broker fees					$ 12,000
Preferred stock redemption price per share					$ 1,200
Stock option					20
Preferred stock, par value											$ 0.001
Adjustments to Additional Paid in Capital, Fair Value					$ 24,000
Preferred Stock [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											4,350,000
Issuance of preferred shares
Preferred stock, shares outstanding											3,350,000
Reedemable preferred stock dividend
Series F preferred shares exchanged for debt
Number of stock issuable
Shares issued for services
Preferred Stock [Member] | Series F Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											10,000
Preferred stock, par value											$ 1.00
Preferred stock, shares outstanding											2,513
Preferred Stock [Member] | Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											100,000
Preferred stock, par value											$ 1,000
Preferred stock, shares outstanding											0
Reedemable preferred stock dividend
Number of stock issuable
Shares issued for services
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																			10,000
Issuance of preferred shares
Reedemable preferred stock dividend
Series F preferred shares exchanged for debt, shares											20
Series F preferred shares exchanged for debt											$ 20
Number of stock issuable
Shares issued for services
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt exchanged for common stock, shares			15,000						685,000,000		194,065,933
Stock option									1,900,000,000	1,080,166,425	4,979,636,877		3,383,509,359
Proceeds from issuance of common stock									$ 2,813,040		$ 13,697,245		$ 10,825,895
Payments of stock issuance costs									121,746		576,565		457,060
Share proceeds receivable									270,186		418,669
Issuance of preferred shares									6,850		1,941
Reedemable preferred stock dividend
Series F preferred shares exchanged for debt
Number of stock issuable									19,000	10,802	49,796		33,834
Common stock, shares authorized															20,000,000,000	15,000,000,000	15,000,000,000	12,500,000,000		12,500,000,000	10,000,000,000	10,000,000,000	7,225,000,000	7,225,000,000	6,000,000,000	6,000,000,000	5,000,000,000
Net proceeds from issuance of common stock											13,120,679		$ 11,282,955
Commitment fee											125,000
Issuance of shares											43,859,650
Shares issued for services, shares													6,500,000
Shares issued for services													$ 65
Common Stock [Member] | Investor [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares expired						13,621,790
Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation									80,355	83,323
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of preferred shares									1,243,650		560,059
Reedemable preferred stock dividend										(28,856)	(89,189)
Series F preferred shares exchanged for debt											65,793
Number of stock issuable									2,672,294	2,671,791	13,070,883		10,792,061
Shares issued for services													44,395
Retained Earnings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of preferred shares
Reedemable preferred stock dividend										28,856	89,189
Series F preferred shares exchanged for debt											334,187
Number of stock issuable
Shares issued for services
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt exchanged for common stock, shares			165,000
Warrant [Member] | Series F Preferred Stock [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued													244

[1]	Derived from audited information